Goodwill and Intangible Assets - Narrative (Details)	12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 25, 2015 USD ($)	Sep. 26, 2014 USD ($) asset
Indefinite-lived Intangible Assets [Line Items]
Non-cash impairment	$ 0	$ 3,924,000
Amortization expense	$ 22,238,000	22,103,000	$ 20,857,000
MP&S
Indefinite-lived Intangible Assets [Line Items]
Non-cash impairment		$ 0	$ 43,000,000
Trade names
Indefinite-lived Intangible Assets [Line Items]
Number of impaired trade names | asset			2
Non-cash impairment charge			$ 939,000
Minimum | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Useful life	6 years
Minimum | Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Useful life	2 years
Maximum | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Useful life	14 years
Maximum | Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Useful life	20 years